Document and Entity Information	28 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	WINDAUS GLOBAL ENERGY INC.
Entity Central Index Key	0001439133
Document Type	8-K
Document Period End Date	May 22, 2013
Amendment Flag	true
Amendment Description	This amendment to our current report on Form 8-K is being filed to incorporate changes to the current report on Form 8-K (the “Form 8-K”) filed by us on May 22, 2013, as amended on August 16, 2013, in response to comments received from the Securities and Exchange Commission (the “SEC”) as a result of the SEC’s review of the Form 8-K. Unless otherwise disclosed herein, the disclosures contained herein have not been updated to reflect events, results or developments that have occurred after the original filing of the Form 8-K, or to modify or update those disclosures affected by subsequent events unless otherwise indicated in this report. This amendment should be read in conjunction with our filings made with the SEC subsequent to the filing of the Form 8-K, including any amendments to those filings.
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2013